14. COMMON STOCK (Details) - Common Stock [Member] - Nonvested Shares [Member]	12 Months Ended
Dec. 31, 2018 $ / shares shares
Number of Nonvested Shares
Number of Nonvested Shares Outstanding, Beginning | shares	3,750,000
Number of Nonvested Shares Granted | shares	1,500,000
Number of Nonvested Shares Vested | shares	(1,562,000)
Number of Nonvested Shares Forfeited | shares	(750,000)
Number of Nonvested Shares Outstanding, Ending | shares	2,937,500
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding, Beginning | $ / shares	$ 0.15
Weighted Average Exercise Price Granted | $ / shares	0.20
Weighted Average Exercise Price Vested | $ / shares	0.15
Weighted Average Exercise Price Forfeited | $ / shares	0.15
Weighted Average Exercise Price Outstanding, Ending | $ / shares	$ 0.17